Summary of Significant Accounting Principles and Practices	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Principles and Practices
Summary of Significant Accounting Principles and Practices

2.    Summary of Significant Accounting Principles and Practices

Revenue Recognition

        Risk Solutions segment revenues include insurance commissions and fees for services rendered and investment income on funds held on behalf of clients. Revenues are recognized when they are realized or realizable. The Company considers revenues to be earned and realized or realizable when there is persuasive evidence of an arrangement with a client, there is a fixed or determinable price, services have been rendered, and collectability is reasonably assured. For brokerage commissions, revenue is typically considered to be earned and realized or realizable at the completion of the placement process. Commission revenues are recorded net of allowances for estimated policy cancellations, which are determined based on an evaluation of historical and current cancellation data. Commissions on premiums billed directly by insurance carriers are recognized as revenue when the Company has sufficient information to conclude the amount due is determinable, which may not occur until cash is received from the insurance carrier. In instances when commissions relate to policy premiums that are billed in installments, revenue is recognized when the Company has sufficient information to determine the appropriate billing and the associated commission. Fees for services provided to clients are generally recognized ratably over the period that the services are rendered. Investment income is recognized as it is earned and realized or realizable.

        HR Solutions segment revenues consist primarily of fees paid by clients for consulting advice and outsourcing contracts. Fees paid by clients for consulting services are typically charged on an hourly, project or fixed-fee basis. Revenues from time-and-materials or cost-plus arrangements are recognized as services are performed. Revenues from fixed-fee contracts are generally recognized ratably over the term of the contract. Reimbursements received for out-of-pocket expenses are recorded as a component of revenues. The Company's outsourcing contracts typically have three-to-five year terms for benefits services and five-to-ten year terms for human resources business process outsourcing ("HR BPO") services. The Company recognizes revenues as services are performed. The Company also receives implementation fees from clients either up-front or over the ongoing services period as a component of the fee per participant. Lump sum implementation fees received from a client are initially deferred and generally recognized ratably over the ongoing contract services period. If a client terminates an outsourcing services arrangement prior to the end of the contract, a loss on the contract may be recorded, if necessary, and any remaining deferred implementation revenues would then be recognized into earnings over the remaining service period through the termination date. Services provided outside the scope of the Company's outsourcing contracts are recognized on a time-and-material or fixed-fee basis.

        In connection with the Company's long-term outsourcing service agreements, highly customized implementation efforts are often necessary to set up clients and their human resource or benefit programs on the Company's systems and operating processes. For outsourcing services sold separately or accounted for as a separate unit of accounting, specific, incremental and direct costs of implementation incurred prior to the services going live are generally deferred and amortized over the period that the related ongoing services revenue is recognized. Such costs may include internal and external costs for coding or customizing systems, costs for conversion of client data and costs to negotiate contract terms. For outsourcing services that are accounted for as a combined unit of accounting, specific, incremental and direct costs of implementation, as well as ongoing service delivery costs incurred prior to revenue recognition commencing, are deferred and amortized over the remaining contract services period. Contracts are assessed periodically to determine if they are onerous, in which case a loss is recognized in the current period. Deferred costs are assessed for recoverability to the extent the deferred cost exceeds related deferred revenue.

Stock Compensation Costs

        Share-based payments to employees, including grants of employee stock options, restricted stock and restricted stock units ("RSUs"), performance share awards ("PSAs") as well as employee stock purchases related to the Employee Stock Purchase Plan, are measured based on estimated grant date fair value. The Company recognizes compensation expense over the requisite service period for awards expected to ultimately vest. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Pension and Other Post-Retirement Benefits

        The Company has net period cost relating to its pension and other post-retirement benefit plans based on calculations that include various actuarial assumptions, including discount rates, assumed rates of return on plan assets, inflation rates, mortality rates, compensation increases, and turnover rates. The Company reviews its actuarial assumptions on an annual basis and modifies these assumptions based on current rates and trends. The effects of gains, losses, and prior service costs and credits are amortized over future service periods or future estimated lives if the plans are frozen. The funded status of each plan, calculated as the fair value of plan assets less the benefit obligation, is reflected in the Company's Consolidated Statements of Financial Position using a December 31 measurement date.

Net Income per Share

        Basic net income per share is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding, including participating securities, which consist of unvested stock awards with non-forfeitable rights to dividends. Diluted net income per share is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding, which have been adjusted for the dilutive effect of potentially issuable common shares (excluding those that are considered participating securities), including certain contingently issuable shares. The diluted earnings per share calculation reflects the more dilutive effect of either (1) the two-class method that assumes that the participating securities have not been exercised, or (2) the treasury stock method.

        Certain common stock equivalents, related primarily to options, were not included in the computation of diluted income per share because their inclusion would have been antidilutive.

Cash and Cash Equivalents

        Cash and cash equivalents include cash balances and all highly liquid investments with initial maturities of three months or less. Cash and cash equivalents included restricted balances of $191 million and $60 million at December 31, 2011 and 2010, respectively. The increase in the restricted balances is primarily due to a requirement for the Company to hold approximately $120 million of operating funds in the U.K.

Short-term Investments

        Short-term investments include certificates of deposit, money market funds and highly liquid debt instruments purchased with initial maturities in excess of three months but less than one year and are carried at amortized cost, which approximates fair value.

Fiduciary Assets and Liabilities

        In its capacity as an insurance agent and broker, Aon collects premiums from insureds and, after deducting its commission, remits the premiums to the respective insurers. Aon also collects claims or refunds from insurers on behalf of insureds. Uncollected premiums from insureds and uncollected claims or refunds from insurers are recorded as Fiduciary assets in the Company's Consolidated Statements of Financial Position. Unremitted insurance premiums and claims are held in a fiduciary capacity and the obligation to remit these funds is recorded as Fiduciary liabilities in the Company's Consolidated Statements of Financial Position. Some of the Company's outsourcing agreements also require it to hold funds to pay certain obligations on behalf of clients. These funds are also recorded as Fiduciary assets with the related obligation recorded as Fiduciary liabilities in the Company's Consolidated Statements of Financial Position.

        Aon maintained premium trust balances for premiums collected from insureds but not yet remitted to insurance companies of $4.2 billion and $3.5 billion at December 31, 2011 and 2010, respectively. These funds and a corresponding liability are included in Fiduciary assets and Fiduciary liabilities, respectively, in the accompanying Consolidated Statements of Financial Position.

Allowance for Doubtful Accounts

        The Company's allowance for doubtful accounts with respect to receivables is based on a combination of factors, including evaluation of historical write-offs, aging of balances and other qualitative and quantitative analyses. Receivables included an allowance for doubtful accounts of $104 million and $102 million at December 31, 2011 and 2010, respectively.

Fixed Assets

        Fixed assets are stated at cost, less accumulated depreciation. Included in this category is internal use software, which is software that is acquired, internally developed or modified solely to meet internal needs, with no plan to market externally. Costs related to directly obtaining, developing or upgrading internal use software are capitalized. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets, which are generally as follows:

Asset Description	Asset Life

Software	3 to 7 years
Leasehold improvements	Lesser of estimated useful life or lease term
Furniture, fixtures and equipment	4 to 10 years
Computer equipment	4 to 6 years
Buildings	35 years
Automobiles	6 years

Investments

        The Company accounts for investments as follows:

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  Equity method investments — Aon accounts for limited partnership and other investments using the equity method of accounting if Aon has the ability to exercise significant influence over, but not control of, an investee. Significant influence generally represents an ownership interest between 20% and 50% of the voting stock of the investee. Under the equity method of accounting, investments are initially recorded at cost and are subsequently adjusted for additional capital contributions, distributions, and Aon's proportionate share of earnings or losses.

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  Cost method investments — Investments where Aon does not have an ownership interest of greater than 20% or the ability to exert significant influence over the operations of the investee are carried at cost.

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  Fixed-maturity securities are classified as available for sale and are reported at fair value with any resulting unrealized gain or loss recorded directly to stockholders' equity as a component of Accumulated other comprehensive loss in the Company's Consolidated Statement of Financial Position, net of deferred income taxes. Interest on fixed-maturity securities is recorded in Interest income in the Company's Consolidated Statements of Income when earned and is adjusted for any amortization of premium or accretion of discount.

        The Company assesses any declines in the fair value of investments to determine whether such declines are other-than-temporary. This assessment is made considering all available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the entity issuing the security, and the Company's ability and intent to hold the investment until recovery of its cost basis. Other-than-temporary impairments of investments are recorded as part of Other income in the Consolidated Statements of Income in the period in which the determination is made.

Goodwill and Intangible Assets

        Goodwill represents the excess of acquisition cost over the fair value of the net assets in the acquisition of a business. Goodwill is allocated to various reporting units, which are one reporting level below the operating segment. Upon disposition of a business entity, goodwill is allocated to the disposed entity based on the fair value of that entity compared to the fair value of the reporting unit in which it was included. Goodwill is not amortized, but instead is tested for impairment at least annually. The goodwill impairment test is performed at the reporting unit level. Beginning in 2011, the Company initially performs a qualitative analysis to determine if it is more likely than not that the goodwill balance is impaired. If such a determination is made, then the Company will perform a two-step quantitative analysis. First, the fair value of each reporting unit is compared to its book value. If the fair value of the reporting unit is less than its book value, the Company performs a hypothetical purchase price allocation based on the reporting unit's fair value to determine the fair value of the reporting unit's goodwill. Fair value is determined using a combination of present value techniques and market prices of comparable businesses.

        Intangible assets include customer related and contract based assets representing primarily client relationships and non-compete covenants, trademarks, and marketing and technology related assets. These intangible assets, with the exception of trademarks, are amortized over periods ranging from 1 to 13 years, with a weighted average original life of 10 years. Trademarks are generally not amortized as such assets have been determined to have indefinite useful lives, and are tested at least annually for impairments using an analysis of expected future cash flows. Interim impairment testing may be performed when events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable.

Derivatives

        Derivative instruments are recognized in the Consolidated Statements of Financial Position at fair value. Where the Company has entered into master netting agreements with counterparties, the derivative positions are netted by counterparty and are reported accordingly in other assets or other liabilities. Changes in the fair value of derivative instruments are recognized immediately in earnings, unless the derivative is designated as a hedge and qualifies for hedge accounting.

        The Company has historically designated the following hedging relationships for certain transactions: (i) a hedge of the change in fair value of a recognized asset or liability or firm commitment ("fair value hedge"), (ii) a hedge of the variability in cash flows from a recognized variable-rate asset or liability or forecasted transaction ("cash flow hedge"), and (iii) a hedge of the net investment in a foreign operation ("net investment hedge"). For derivatives designated as hedges and that qualify as part of a hedging relationship, changes in fair value of the derivative instrument are deferred until the period in which the hedged item affects earnings.

        In order for a derivative to qualify for hedge accounting, the derivative must be formally designated as a fair value, cash flow, or a net investment hedge by documenting the relationship between the derivative and the hedged item. The documentation must include a description of the hedging instrument, the hedged item, the risk being hedged, Aon's risk management objective and strategy for undertaking the hedge, the method for assessing the effectiveness of the hedge, and the method for measuring hedge ineffectiveness. Additionally, the hedge relationship must be expected to be highly effective at offsetting changes in either the fair value or cash flows of the hedged item at both the inception of the hedge and on an ongoing basis. Aon assesses the ongoing effectiveness of its hedges and measures and records hedge ineffectiveness, if any, at the end of each quarter.

        For a derivative designated as hedging the exposure to changes in the fair value of a recognized asset or liability or a firm commitment (a fair value hedge), the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item attributable to the risk being hedged. The effect is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value. For a cash flow hedge that qualifies for hedge accounting, the effective portion of the change in fair value of a hedging instrument is recognized in Other Comprehensive Income ("OCI") and subsequently recognized in income when the hedged item affects earnings. The ineffective portion of the change in fair value is recognized immediately in earnings. For a net investment hedge, the effective portion of the change in fair value of the hedging instrument is recognized in OCI as part of the cumulative translation adjustment, while the ineffective portion is recognized immediately in earnings.

        Changes in the fair value of a derivative that is not designated as part of a hedging relationship (known as an "economic hedge") are recorded in either Interest income or Other general expenses (depending on the underlying exposure) in the Consolidated Statements of Income.

        The Company discontinues hedge accounting prospectively when (1) the derivative expires or is sold, terminated, or exercised, (2) the qualifying criteria are no longer met, or (3) management removes the designation of the hedge.

        When hedge accounting is discontinued because the derivative no longer qualifies as a fair value hedge, the Company continues to carry the derivative in the Consolidated Statements of Financial Position at its fair value, recognizes subsequent changes in the fair value of the derivative in the Consolidated Statements of Income, ceases to adjust the hedged asset or liability for changes in its fair value and accounts for the carrying amount (including the basis adjustment caused by designating the item as a hedged item) of the hedged asset, liability or firm commitment in accordance with GAAP applicable to those assets or liabilities.

        When hedge accounting is discontinued because the derivative continues to exist but no longer qualifies as a cash flow hedge, the Company continues to carry the derivative in the Consolidated Statements of Financial Position at its fair value, recognizes subsequent changes in the fair value of the derivative in the Consolidated Statements of Income, and continues to defer the derivative gain or loss in accumulated OCI (unless the forecasted transaction is deemed probable not to occur, at which time it would be reclassed to earnings) until the hedged forecasted transaction affects earnings. If the hedged forecasted transaction is not probable of occurring in the time period described in the hedge documentation or within a two month period of time thereafter, the deferred derivative gain or loss is immediately reclassified into earnings.

Foreign Currency

        Certain of the Company's non-US operations use their respective local currency as their functional currency. These operations that do not have the U.S. dollar as their functional currency translate their financial statements at the current rates of exchange in effect at the balance sheet date and revenues and expenses using rates that approximate those in effect during the period. The resulting translation adjustments are included as a component of stockholders' equity in Accumulated other comprehensive loss in the Consolidated Statements of Financial Position. Gains and losses from the remeasurement of monetary assets and liabilities that are denominated in a non-functional currency are included in Other general expenses within the Consolidated Statements of Income. The effect of foreign exchange gains and losses on the Consolidated Statements of Income was a gain of $10 million in 2011, and losses of $18 million and $26 million in 2010 and 2009, respectively. Included in these amounts were derivative losses of $20 million, $11 million and $15 million in 2011, 2010, and 2009, respectively.

Income Taxes

        Deferred income taxes are recognized for the effect of temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted marginal tax rates and laws that are currently in effect. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in the period when the rate change is enacted.

        Deferred tax assets are reduced by valuation allowances if, based on the consideration of all available evidence, it is more likely than not that some portion of the deferred tax asset will not be realized. Significant weight is given to evidence that can be objectively verified. Deferred tax assets are realized by having sufficient future taxable income to allow the related tax benefits to reduce taxes otherwise payable. The sources of taxable income that may be available to realize the benefit of deferred tax assets are future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carry-forwards, taxable income in carry-back years and tax planning strategies that are both prudent and feasible.

        The Company recognizes the effect of income tax positions only if sustaining those positions is more likely than not. Changes in recognition or measurement are reflected in the period in which a change in judgment occurs. The Company records penalties and interest related to unrecognized tax benefits in Income taxes in the Company's Consolidated Statements of Income.

Consolidation of Variable Interest Entities

        The Company uses two primary consolidation models under U.S. GAAP: the variable interest model, which is the primary model initially considered for all entities, and the voting model.

        Under the variable interest model, the Company consolidates a variable interest entity when it has a variable interest (or combination thereof) that provides the Company with a controlling financial interest. In determining if the Company has a controlling financial interest, management assesses the characteristics of the Company's variable interest (including involvement of related parties) in the variable interest entity, as well as the involvement of other variable interest holders. The Company has a controlling financial interest in a variable interest entity if it concludes that it has both (1) the power to direct the activities of the variable interest entity that are most important to the entity's economic performance and (2) the obligation to absorb losses and the right to receive benefits from the entity that could potentially be significant to the variable interest entity. If these conditions are met, the Company is the primary beneficiary of the variable interest entity and thus consolidates the entity in its Consolidated Financial Statements.

        For entities that fall under the voting model, the Company generally determines if it should consolidate the entity based on percentage ownership. Under this model, generally, if the Company owns more than 50% of the voting interest in the entity, it is consolidated.

Changes in Accounting Principles

Goodwill Impairment

        In September 2011, the Financial Accounting Standards Board ("FASB") issued final guidance on goodwill impairment that gives an entity the option to perform a qualitative assessment that may eliminate the requirement to perform the annual two-step test. The current two-step test requires an entity to assess goodwill for impairment by quantitatively comparing the fair value of a reporting unit with its carrying amount, including goodwill (Step 1). If the reporting unit's fair value is less than its carrying amount, Step 2 of the test must be performed to measure the amount of goodwill impairment, if any. The recently issued guidance gives an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity concludes that this is the case, it must perform the two-step test. Otherwise, the two-step test is not required. The Company early adopted this guidance in the fourth quarter 2011. The early adoption of this guidance did not have a material impact on the Company's financial statements.

Comprehensive Income

        In June 2011, the FASB issued guidance that updated principles related to the presentation of comprehensive income. The revised guidance will require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements and eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance, which must be applied retroactively, will be effective for Aon beginning in the first quarter 2012. The adoption of this guidance is expected to affect only the presentation of the consolidated financial statements, and will have no effect on the financial condition, results of operations or cash flows of the Company.

Fair Value Measurements

        On January 1, 2010, the Company adopted guidance requiring additional disclosures for fair value measurements. The amended guidance required entities to disclose additional information for assets and liabilities that are transferred between levels of the fair value hierarchy. This guidance also clarified existing guidance pertaining to the level of disaggregation at which fair value disclosures should be made and the requirements to disclose information about the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The guidance also required entities to disclose information in the Level 3 rollforward about purchases, sales, issuances and settlements on a gross basis. See Note 15 "Fair Value Measurements and Financial Instruments" for these disclosures.

Revenue Recognition

        In September 2009, the FASB issued guidance that updated principles related to revenue recognition when there are multiple-element arrangements. This guidance related to the determination of when the individual deliverables included in a multiple-element arrangement may be treated as separate units of accounting and modified the manner in which the transaction consideration is allocated across the separately identifiable deliverables. The guidance also expanded the disclosures required for multiple-element revenue arrangements. The effective date for this guidance was January 1, 2011. The Company early adopted this guidance in the fourth quarter 2010 and applied its requirements to revenue arrangements entered into or materially modified after January 1, 2010. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.